Standby Equity Purchase Agreement - Narrative (Details) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Oct. 02, 2023 USD ($) $ / shares shares	Aug. 10, 2023 USD ($) shares	Mar. 31, 2024 USD ($) shares	Oct. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) item $ / shares
Derivative [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001				$ 0.0001
Standby equity purchase agreement term	24 months			24 months
Purchase agreement, number of trading days used for measurement of market price	3 days
Purchase agreement, ownership limitation	4.99
Remeasurement gain					$ 10,295
Purchase agreement, exchange cap	19.99
Number of advances | item					5
Sale of stock (in shares) | shares		4,015,002
Net proceeds on sale of stock		$ 40,150
Subsequent Event
Derivative [Line Items]
Sale of stock (in shares) | shares			350,000
Net proceeds on sale of stock			$ 3,141
Expected draws
Derivative [Line Items]
Derivative liability, measurement input	5,000				5,000
SEPA derivative liability
Derivative [Line Items]
Remeasurement gain					$ (2)
Fair value of SEPA derivative liability	$ 183				185
Standby Equity Purchase Agreement
Derivative [Line Items]
Sale of stock, authorized amount	$ 30,000			$ 30,000	30,000
Purchase agreement, maximum shares allowed, percentage of average daily volume	100
Purchase agreement, number of days used for measurement of average daily trading volume	10 days
Maximum shares of common stock allowed under Purchase Agreement (in shares) | shares	1,000,000
Purchase agreement, sales price, percentage of market price	96
Purchase agreement, sales price, percentage of market price during three consecutive trading days	97
Remeasurement gain					2
Common stock, shares authorized for SEPA agreement (in shares) | shares	5,260,704
Fair value of SEPA derivative liability	$ 183				$ 185